SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (B) (F) — 103.2%
BERMUDA — 0.1%
Trinitas CLO XXII, Ser 2023-22A, Cl C 8.873%, TSFR3M + 3.800% 07/20/36 (A)(C)	$1,500,000	$1,517,726

CAYMAN ISLANDS — 78.0%
Apex Credit CLO, Ser 2018-2A, Cl E 12.118%, TSFR3M + 6.792% 10/20/31 (A)(C)	14,300,000	11,616,719
Apex Credit CLO, Ser 2018-2A, Cl F 14.568%, TSFR3M + 9.242% 10/20/31 (A)(C)	7,600,000	5,840,326
Apex Credit CLO, Ser 2021-1A, Cl E 12.832%, 07/18/34	2,000,000	1,737,422
Ares XXXIV CLO, Ser 2020-2A, Cl FR 14.170%, TSFR3M + 8.862% 04/17/33 (A)(C)	11,250,000	9,478,507
Ares XXXIX CLO, Ser 2016-39A, Cl SUB 04/18/31 (C)(D)	27,860,000	8,775,900
Atlas Senior Loan Fund III, Ser 2017-1A, Cl DR 8.238%, TSFR3M + 2.862% 11/17/27 (A)(C)	5,000,000	4,975,400
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl CR 8.150%, TSFR3M + 2.762% 11/27/31 (A)(C)	4,000,000	3,955,940
Atlas Senior Loan Fund XXI, Ser 2023-21A, Cl C 9.526%, TSFR3M + 4.200% 07/20/35 (A)(C)	1,200,000	1,197,956
Barings Private Credit CLO, Ser 2023-1A, Cl A1 7.807%, TSFR3M + 2.400% 07/15/31 (A)(C)	2,500,000	2,494,940
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (C)(D)	12,746,000	1,275
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (C)(D)	23,307,000	6,793,991
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (C)(D)	25,270,000	17,537,380
Battalion CLO X, Ser 2021-10A, Cl CR2 9.057%, TSFR3M + 3.712% 01/25/35 (A)(C)	1,725,000	1,584,656
Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (C)(D)	38,324,300	20,695,122
Battalion CLO XII, Ser 2018-12A, Cl A1 6.708%, TSFR3M + 1.332% 05/17/31 (A)(C)	7,653,920	7,612,267
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (C)(D)	46,533,517	16,333,264
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (D)	47,870,000	32,743,080
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (C)(D)	17,100,000	9,234,000
Battalion CLO XX, Ser 2021-20A 07/15/34 (D)	22,303,000	13,917,072
Battalion CLO XXIV, Ser 2022-24A, Cl E 13.541%, TSFR3M + 8.230% 01/14/34 (A)(C)	10,475,000	10,176,745
Battalion CLO XXIV, Ser 2022-24A, Cl SUB 01/14/34 (C)(D)	27,975,000	18,015,900
Benefit Street Partners CLO, Ser 2015-VIB, Cl E 12.948%, 07/20/34	5,000,000	4,757,825
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (D)	48,697,143	16,410,937
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (D)	10,450,000	1,045,000
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (C)(D)	21,904,000	2,529,912
Benefit Street Partners CLO IV 07/20/26 (C)(D)	47,166,000	16,305,286
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/31 (C)(D)	36,680,000	9,712,864
Benefit Street Partners CLO X, Ser 2016-10A, Cl DRR 12.338%, 04/20/34	3,250,000	3,060,008

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value	Fair Value
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (C)(D)	$43,330,000	$24,048,150
Benefit Street Partners Clo XII, Ser 2017-12A, Cl C 8.620%, TSFR3M + 3.312% 10/15/30 (A)(C)	1,800,000	1,734,761
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/34 (C)(D)	43,816,000	31,889,285
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB 04/25/34 (D)	24,000,000	17,777,160
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB 01/15/35 (C)(D)	24,594,750	19,060,931
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB 07/20/35 (C)(D)	18,400,000	17,112,000
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (D)	55,000,000	31,790,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (C)(D)	20,000,000	11,260,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (C)(D)	18,200,000	364,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 9.070%, TSFR3M + 3.762% 10/15/29 (A)(C)	5,000,000	4,308,495
Cathedral Lake CLO, Ser 2017-1A, Cl DR 12.820%, TSFR3M + 7.512% 10/15/29 (A)(C)	14,464,000	9,973,969
Cathedral Lake CLO, Ser 2021-1A, Cl A1R3 6.590%, TSFR3M + 1.282% 10/15/29 (A)(C)	1,440,974	1,431,419
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (C)(D)	42,982,000	10,745,500
Cathedral Lake V, Ser 2018-5A, Cl E 11.695%, TSFR3M + 6.362% 10/21/30 (A)(C)	9,000,000	7,283,709
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (C)(D)	30,838,000	7,401,120
Cathedral Lake VII, Ser 2021-7RA, Cl E 13.342%, 01/15/32	4,000,000	3,779,036
CQS US CLO 2022-2, Ser 2023-2A, Cl A2R 7.666%, TSFR3M + 2.350% 07/20/31 (A)(C)	2,200,000	2,200,000
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (C)(D)	14,400,000	720,000
Elevation CLO, Ser 2017-2A, Cl ER 11.920%, TSFR3M + 6.612% 10/15/29 (A)(C)	7,500,000	6,352,140
Elevation CLO, Ser 2017-2A, Cl FR 14.210%, TSFR3M + 8.902% 10/15/29 (A)(C)	8,550,000	5,594,864
Elevation CLO, Ser 2018-10A 7.488%, 10/20/31	4,350,000	4,311,890
Elevation CLO, Ser 2018-10A, Cl E 11.878%, TSFR3M + 6.552% 10/20/31 (A)(C)	14,000,000	11,582,354
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (C)(D)	40,850,000	9,835,577
Elevation CLO, Ser 2018-8A, Cl F 13.473%, TSFR3M + 8.122% 10/25/30 (A)(C)	6,650,000	4,428,129
Elevation CLO, Ser 2021-12A, Cl E 12.858%, TSFR3M + 7.532% 04/20/32 (A)(C)	2,000,000	1,802,668
Elevation CLO, Ser 2021-8A, Cl A1R2 6.563%, TSFR3M + 1.212% 10/25/30 (A)(C)	1,367,981	1,361,222
Great Lakes CLO, Ser 2014-1A, Cl ER 12.760%, 10/15/29	10,378,000	9,739,981
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (C)(D)	24,580,042	10,778,348
Great Lakes CLO, Ser 2018-1A, Cl ER 12.930%, TSFR3M + 7.622% 01/16/30 (A)(C)	17,689,000	16,426,271
Great Lakes CLO, Ser 2018-1A, Cl FR 15.570%, TSFR3M + 10.262% 01/16/30 (A)(C)	6,517,000	5,580,331
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 12.507%, 01/22/31	15,700,000	14,252,931

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value	Fair Value
Ivy Hill Middle Market Credit Fund VII, Cl ERR 14.008%, 10/20/33	$19,500,000	$17,362,157
Ivy Hill Middle Market Credit Fund XII 13.758%, 07/20/29	30,000,000	27,308,790
JFIN CLO, Ser 2017-1A, Cl E 11.957%, TSFR3M + 6.612% 04/24/29 (A)(C)	10,500,000	9,923,823
Lake Shore CLO, Ser 2019-1A, Cl ER 14.540%, 04/15/33	14,550,000	13,635,634
LCM 31 CLO, Ser 2020-31A, Cl INC 01/20/32 (D)	5,187,000	3,079,382
LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (C)(D)	17,210,000	11,307,469
LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (D)	1,043,735	399,829
LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (D)	21,240,000	13,901,198
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (C)(D)	25,988,000	5,327,540
Marathon CLO VIII 9.102%, 10/18/31	1,962,500	1,700,650
Marathon CLO XI, Ser 2018-11A, Cl B 7.388%, TSFR3M + 2.062% 04/20/31 (A)(C)	5,910,000	5,488,002
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (C)(D)	27,710,000	24,145,219
Mountain View CLO, Ser 2017-1A, Cl DR 9.818%, TSFR3M + 4.412% 10/12/30 (A)(C)	5,000,000	4,450,285
Mountain View CLO, Ser 2017-1A, Cl ER 13.368%, TSFR3M + 7.962% 10/12/30 (A)(C)	10,000,000	7,940,370
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (C)(D)	19,868,600	5,453,931
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 14.050%, TSFR3M + 8.742% 10/15/29 (A)(C)	5,100,000	4,064,838
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (C)(D)	5,900,000	1,371,750
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (C)(D)	26,625,000	7,721,250
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (C)(D)	15,000,000	5,917,500
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (C)(D)	16,000,000	5,440,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (C)(D)	13,600,000	6,861,200
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (C)(D)	12,000,000	5,520,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (A)(C)	295,867	73,967
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (C)(D)	92,000	52,394
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (C)(D)	331,457	188,765
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (C)(D)	20,000,000	9,490,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (A)(C)	800,000	531,600
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (C)(D)	4,050,000	2,344,359
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (C)(D)	18,300,000	10,513,350
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (A)(C)	1,325,406	874,105
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (C)(D)	8,625,000	5,433,750

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value	Fair Value
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (A)(C)	$111,146	$73,356
Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F 14.088%, TSFR3M + 8.762% 04/20/33 (A)(C)	5,000,000	4,474,735
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (C)(D)	50,029,000	16,901,747
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 9.168%, TSFR3M + 3.842% 04/20/30 (A)(C)	12,000,000	10,953,204
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 12.968%, TSFR3M + 7.642% 04/20/30 (A)(C)	12,600,000	10,734,079
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (C)(D)	11,500,000	5,586,010
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (C)(D)	16,333,000	5,847,214
OCP CLO, Ser 2017-4A, Cl ER 13.457%, TSFR3M + 8.112% 04/24/29 (A)(C)	8,250,000	6,900,935
OCP CLO, Ser 2017-6A, Cl ER 13.630%, TSFR3M + 8.322% 10/17/30 (A)(C)	10,800,000	8,986,151
OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (C)(D)	9,000,000	4,970,763
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (C)(D)	15,000,000	10,160,175
OCP CLO, Ser 2020-19A, Cl SUB 10/20/34 (C)(D)	9,300,000	7,909,343
OCP CLO, Ser 2021-21A, Cl SUB 07/20/34 (D)	20,597,000	14,514,706
OFSI BSL XI, Ser 2023-11A, Cl CR 8.886%, TSFR3M + 3.500% 10/18/35 (A)(C)	2,000,000	2,000,000
OSD CLO, Ser 2023-27A, Cl E 13.303%, TSFR3M + 8.250% 04/16/35 (A)(C)	2,000,000	1,948,160
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R 8.389%, TSFR3M + 3.050% 10/15/35 (A)(C)	2,500,000	2,503,388
Sculptor CLO XXXI, Ser 2023-31A, Cl C1 9.035%, TSFR3M + 3.750% 07/20/35 (A)(C)	2,925,000	2,920,223
Shackleton CLO, Ser 2019-15A, Cl SUB 01/15/32 (C)(D)	10,000,000	6,900,000
Shackleton CLO, Ser 2021-16A, Cl E 12.548%, TSFR3M + 7.222% 10/20/34 (A)(C)	13,600,000	12,464,577
Shackleton CLO, Ser 2021-16A, Cl SUB 10/20/34 (C)(D)	25,230,000	15,390,300
Sycamore Tree CLO, Ser 2023-3A, Cl C 8.940%, TSFR3M + 3.950% 04/20/35 (A)(C)	2,000,000	2,011,720
Sycamore Tree CLO, Ser 2023-4A, Cl B 8.239%, TSFR3M + 2.900% 10/20/36 (A)(C)	2,200,000	2,200,431
TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (C)(D)	36,999,000	19,609,470
TCW CLO, Ser 2018-1A, Cl E 11.663%, 04/25/31	1,725,000	1,514,395
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (C)(D)	29,703,000	12,709,379
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (C)(D)	28,463,000	17,362,430
TCW CLO, Ser 2020-1A 12.338%, 04/20/34	9,600,000	8,664,874
TCW CLO, Ser 2020-1A, Cl SUB 04/20/34 (D)	41,625,000	22,061,250
TCW CLO, Ser 2021-1A, Cl ERR 12.411%, TSFR3M + 7.042% 10/29/34 (A)(C)	7,000,000	6,314,868
TCW CLO, Ser 2021-2A, Cl INC 07/25/34 (C)(D)	9,250,000	5,272,500
TCW CLO, Ser 2022-1A, Cl E 12.236%, TSFR3M + 6.890% 04/22/33 (A)(C)	8,000,000	7,136,896

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value	Fair Value
TCW CLO, Ser 2022-2A, Cl ER 11.976%, TSFR3M + 6.650% 10/20/32 (A)(C)	$8,250,000	$7,498,673
Telos CLO, Ser 2018-5A, Cl ER 12.130%, TSFR3M + 6.822% 04/17/28 (A)(C)	25,098,125	14,216,783
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (C)(D)	6,500,000	195,650
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (C)(D)	38,760,000	16,085,400
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (C)(D)	26,039,000	8,332,480
Venture 45 CLO, Ser 2022-45A, Cl E 13.026%, TSFR3M + 7.700% 07/20/35 (A)(C)	2,000,000	1,629,172
Venture 47 CLO, Ser 2023-47A, Cl C 9.076%, TSFR3M + 3.750% 04/20/36 (A)(C)	2,000,000	2,016,634
Venture 48 CLO, Ser 2023-48A, Cl B1 8.172%, TSFR3M + 2.750% 10/20/36 (A)(C)	2,500,000	2,500,000
Venture 48 CLO, Ser 2023-48A, Cl C1 9.222%, TSFR3M + 3.800% 10/20/36 (A)(C)	2,631,579	2,631,992
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (C)(D)	11,620,000	1,743,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (C)(D)	10,526,000	894,710
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (C)(D)	21,122,000	3,590,740
Venture XXVIII CLO, Ser 2021-28A, Cl A1R 6.578%, TSFR3M + 1.252% 07/20/30 (A)(C)	5,047,834	5,020,984
Venture XXVIII CLO, Ser 2021-28A, Cl C2R 7.788%, TSFR3M + 2.462% 07/20/30 (A)(C)	3,500,000	3,347,589
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (C)(D)	56,700,000	11,898,722
Voya CLO, Ser 2018-3A, Cl ER 14.088%, TSFR3M + 8.762% 10/20/31 (A)(C)	18,400,000	13,265,774
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (C)(D)	4,300,000	1,763,000
Voya CLO, Ser 2019-2A, Cl DR 12.692%, TSFR3M + 7.372% 07/19/28 (A)(C)	1,000,000	859,499
Voya CLO, Ser 2020-2A 07/31/31 (D)	37,083,000	30,593,660
Voya CLO, Ser 2021-2A 10/20/34 (D)	25,350,000	17,786,650
Voya CLO, Ser 2021-3A, Cl SUB 01/20/35 (C)(D)	31,600,000	22,468,927
Warwick Capital CLO 1, Ser 2023-1A, Cl B 8.212%, TSFR3M + 2.800% 10/20/36 (A)(C)	6,500,000	6,500,000
Warwick Capital CLO 1, Ser 2023-1A, Cl C 9.062%, TSFR3M + 3.650% 10/20/36 (A)(C)	1,600,000	1,600,000
Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (D)	30,312,000	19,975,608
Wind River CLO, Ser 2023-1A, Cl C1 8.571%, TSFR3M + 3.500% 04/25/36 (A)(C)	2,500,000	2,502,133
Wind River CLO, Ser 2023-1A, Cl D 11.401%, TSFR3M + 6.330% 04/25/36 (A)(C)	4,500,000	4,523,580
WISE CLO, Ser 2023-1A, Cl B1 8.422%, TSFR3M + 3.000% 10/20/36 (A)(C)	5,500,000	5,472,131
Zais CLO 19, Ser 2023-1A, Cl C1 9.501%, TSFR3M + 4.150% 07/25/33 (A)(C)	2,500,000	2,499,093
Zais CLO 7, Ser 2017-2A, Cl C 8.020%, TSFR3M + 2.712% 04/15/30 (A)(C)	3,000,000	2,904,732
Zais CLO 9, Ser 2018-2A, Cl C 7.938%, TSFR3M + 2.612% 07/20/31 (A)(C)	3,000,000	2,842,959
Zohar III, Ser 2007-3A, Cl A2 0.740%, US0003M + 0.550% 04/15/19 (A)(C)	90,000,000	—

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value	Fair Value
Zohar III, Ser 2007-3A, Cl A3 0.940%, US0003M + 0.750% 04/15/19 (A)(C)	$56,000,000	$—

		1,255,446,596

IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (C)(D)	12,500,000	1,250

JERSEY — 1.0%
Fortress Credit BSL XIX, Ser 2023-2A, Cl C1 9.163%, TSFR3M + 3.850% 07/24/36 (A)(C)	1,500,000	1,499,284
Saranac CLO I, Ser 2017-1A, Cl ER 13.312%, TSFR3M + 7.962% 07/26/29 (A)(C)	18,000,000	10,695,906
Saranac CLO VII, Ser 2017-2A, Cl ER 12.361% TSFR3M + 6.982% 11/20/29 (A)(C)	7,750,000	4,059,892

		16,255,082

UNITED STATES — 24.1%
1988 CLO I, Ser 2022-1A, Cl D 11.218%, 10/15/37	2,000,000	1,990,844
Battery Park CLO II, Ser 2022-1A, Cl C 9.776%, TSFR3M + 4.450% 10/20/35 (A)(C)	500,000	505,171
Battery Park CLO II, Ser 2022-1A, Cl D 11.006%, TSFR3M + 5.680% 10/20/35 (A)(C)	500,000	502,294
Benefit Street Partners CLO (D)	38,967,726	32,732,890
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (C)(D)	23,450,000	2,345,000
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR 12.120%, TSFR3M + 6.812% 07/15/29 (A)(C)	14,600,000	13,300,512
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 12.188%, TSFR3M + 6.862% 07/20/29 (A)(C)	3,000,000	2,872,080
Benefit Street Partners CLO IX 07/20/25 (C)(D)	22,625,000	7,975,313
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (C)(D)	68,733,000	30,847,645
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (D)	36,750,000	143,325
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (C)(D)	40,364,000	10,091,000
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (C)(D)	37,334,000	16,968,303
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/34 (C)(D)	32,470,000	26,932,242
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl F 15.766%, TSFR3M + 10.440% 07/20/35 (A)(C)	475,000	460,739
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl E 13.751%, TSFR3M + 8.400% 04/25/36 (A)(C)	6,500,000	6,484,985
Blackrock MT Hood CLO X, Ser 2023-1A, Cl C 9.815%, TSFR3M + 4.650% 04/20/35 (A)(C)	2,000,000	2,003,978
Cerberus Loan Funding XLII, Ser 2023-3A, Cl B 8.777%, TSFR3M + 3.350% 09/13/35 (A)(C)	2,400,000	2,387,707
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (C)(D)	32,718,000	7,397,540
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl C1 9.760%, 10/18/33	900,000	908,644
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl D 11.430%, 10/18/33	900,000	895,480
Gallatin CLO X, Ser 2023-1A, Cl C1 9.185%, TSFR3M + 3.850% 10/14/35 (A)(C)	4,000,000	3,984,308
Gallatin CLO X, Ser 2023-1A, Cl D 10.745%, TSFR3M + 5.410% 10/14/35 (A)(C)	4,000,000	3,926,592
Golub Capital Partners CLO 67M, Ser 2023-67A, Cl B 8.731%, TSFR3M + 3.600% 05/09/36 (A)(C)	2,000,000	2,000,042

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Description	Par Value/Shares	Fair Value
HLEND CLO, Ser 2023-1A, Cl A 8.039%, TSFR3M + 2.600% 10/22/35 (A)(C)	$2,500,000	$2,500,000
HPS Private Credit CLO, Ser 2023-1A, Cl A1 7.862%, TSFR3M + 2.600% 07/15/35 (A)(C)	2,500,000	2,498,120
HPS Private Credit CLO, Ser 2023-1A, Cl B1 8.962%, TSFR3M + 3.700% 07/15/35 (A)(C)	2,500,000	2,498,585
HPS Private Credit CLO, Ser 2023-1A, Cl C 9.612%, TSFR3M + 4.350% 07/15/35 (A)(C)	2,500,000	2,486,098
Ivy Hill IV Warehouse Note (D)(E)	85,000,000	73,100,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/33 (C)(D)	19,066,500	10,629,574
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR 13.566%, TSFR3M + 8.220% 04/23/34 (A)(C)	5,000,000	4,480,245
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/33 (C)(D)	11,695,868	8,479,715
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 12.642%, TSFR3M + 7.332% 04/18/30 (A)(C)	15,555,000	13,908,581
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (C)(D)	1,667,000	988,531
Ivy Hill Middle Market Credit Fund XVIII 13.357%, 04/22/33	5,000,000	4,441,795
Lockwood Grove CLO, Ser 2018-1A, Cl ERR 11.463%, TSFR3M + 6.112% 01/25/30 (A)(C)	17,100,000	14,571,868
Longfellow Place CLO, Ser 2017-1A, Cl ERR 13.270%, TSFR3M + 7.962% 04/15/29 (A)(C)	5,500,000	5,107,691
Longfellow Place CLO, Ser 2017-1A, Cl FRR 14.070%, TSFR3M + 8.762% 04/15/29 (A)(C)	8,035,064	1,078,860
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (D)	15,147,625	8,426,004
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (D)	8,865,375	6,053,704
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (D)	13,119,000	9,171,400
Ocean Trails CLO 8, Ser 2021-8A, Cl ER 13.020%, TSFR3M + 7.712% 07/15/34 (A)(C)	3,500,000	3,130,505
Ocean Trails CLO IX, Ser 2021-9A, Cl ER 13.020%, TSFR3M + 7.712% 10/15/34 (A)(C)	10,000,000	8,970,870
Rad CLO 15, Ser 2021-15A, Cl SUB 01/20/34 (C)(D)	14,200,000	9,372,000
Rad CLO 18, Ser 2023-18A, Cl E 13.788%, TSFR3M + 8.480% 04/15/36 (A)(C)	4,000,000	3,993,216
Rad CLO 18, Ser 2023-18A, Cl SUB 04/15/36 (C)(D)	17,468,500	14,255,257
TStat CLO, Ser 2022-2, Cl D1 11.616%, 01/20/31	600,000	607,493

		388,406,746

Total Asset-Backed Securities (Cost $1,305,354,302)		1,661,627,400

CASH EQUIVALENT (G) (H) — 1.2%
UNITED STATES — 1.2%
SEI Daily Income Trust Government Fund, Cl Institutional, 5.210%	18,825,848	18,825,848

Total Cash Equivalent (Cost $18,825,848)		18,825,848

Total Investments — 104.4% (Cost $1,324,180,150)		$1,680,453,248

Percentages based on Limited Partners’ Capital of $1,610,329,421.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2023

Transactions with affiliated funds during the period ended September 30, 2023 are as follows:

	Value of Shares Held as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2023	Dividend Income
SEI Daily Income Trust Government Fund, Institutional Class	$15,536,407	$378,906,357	($375,616,916)	$—	$18,825,848	$1,237,718

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

Ser — Series

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities considered illiquid. The total value of such securities as of September 30, 2023 was $1,661,627,400 and represented 103.2% of Partners’ Capital.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2023, the market value of Rule 144A positions amounted to $1,175,334,696 or 73.0% of Limited Partners’ Capital.

(D)	Represents equity/residual investments for which estimated effective yields are applied.
(E)

Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2023 was $73,100,000 and represents 4.5% of Limited Partners’ Capital.

(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Rate shown is the 7-day effective yield as of September 30, 2023.
(H)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.